Costs and expenses by nature	12 Months Ended
Dec. 31, 2019
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Costs and expenses by nature
18	Costs and expenses by nature
The costs and expenses are presented in the statement of profit and loss by function. The reconciliation of income by nature/purpose is as follows:

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
Raw materials (i)	(8,820,166)	(7,240,508)	(4,755,506)
Depreciation and amortization	(2,247,330)	(2,051,824)	(1,928,423)
Salaries and wages	(2,244,252)	(1,998,898)	(1,973,951)
Transportation expenses	(1,867,196)	(1,695,600)	(1,533,050)
Construction cost	(813,341)	(415,753)	(351,193)
Leases expenses	(48,182)	(14,157)	(15,234)
Selling expenses	(26,168)	(30,139)	(82,941)
Leases and concessions expenses	—	(212,081)	(193,252)
Other	(452,526)	(444,119)	(382,927)

	(16,519,161)	(14,103,079)	(11,216,477)

Cost of sales	(14,160,233)	(12,108,305)	(9,224,314)
Selling expenses	(1,122,866)	(1,019,234)	(1,068,451)
General and administrative expenses	(1,236,062)	(975,540)	(923,712)

	(16,519,161)	(14,103,079)	(11,216,477)

(i)
The increase in raw material costs during the year ended December 31, 2019, refers to the increase in unit gas cost of Comgás segment operations added to the increase in Moove segment operations, production and distribution of lubricants, represented by the businesses of Cosan SRL, TTA, Lubrigrupoll and Moove Corp.